Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions
16.	Related Party Transactions
Operating Leases
The Company incurred rent expenses totaling $0.8 million and $1.5 million for the three and six months ended December 31, 2024, respectively, related to related party operating leases for properties owned by the former owners, and $0.7 million and $1.5 million for the three and six months ended December 31, 2025, respectively. As of June 30, 2025 and December 31, 2025, the Company had related party operating lease right of use assets totaling $4.7 million and $4.3 million and operating lease liabilities totaling $4.7 million and $4.4 million, respectively. See Note 11, “Operating Leases” for further information.
Sponsor Fees and Expenses
During the three and six months ended December 31, 2024, the Company incurred sponsor fees and expenses from Neos Partners, LP totaling $2.7 million and $4.4 million, respectively, and $10.5 million and $17.1 million during the three and six months ended December 31, 2025, respectively. As of June 30, 2025 and December 31, 2025, the Company owed the private equity sponsor $11.0 million and $13.0 million, respectively, which is included in accrued expenses in the condensed consolidated balance sheets.
Revenue from Related Parties
The Company earned revenue from other portfolio companies controlled by Neos Partners, LP totaling $0.5 million and $0.6 million for the three and six months ended December 31, 2024, respectively, and $0.5 million for the six months ended December 31, 2025. Revenue earned from other portfolio companies controlled by our private equity sponsor was immaterial for the three months ended December 31, 2025. As of June 30, 2025 and December 31, 2025, the Company had receivables totaling $0.3 million and $0.1 million, respectively, due from other portfolio companies.
Expenses from Related Parties
The Company incurred expenses from other portfolio companies controlled by Neos Partners, LP totaling $0.1 million and $0.1 million for the three and six months ended December 31, 2024, respectively, and $1.1 million and $1.3 million for the three and six months ended December 31, 2025, respectively. As of June 30, 2025, the Company had no outstanding payables to the other portfolio companies controlled by Neos Partners, LP. As of December 31, 2025, the Company had $0.3 million outstanding payables to the other portfolio companies controlled by Neos Partners, LP.

18.	Related Party Transactions
Predecessor Period
Operating Leases
The Company incurred rent expense totaling $0.4 million for the period from July 1, 2023 to October 31, 2023 related to operating leases for properties owned by the former owners of MGM. See Note 12 Operating Leases.
Consulting services from Related Parties
The Company expensed consulting services totaling $0.2 million for the period from July 1, 2023 to October 31, 2023 to various related parties owned by the former owners of MGM.
Successor Period
Operating Leases
The Company incurred rent expense totaling $1.6 million and $2.9 million for the period from Inception to June 30, 2024 and the year ended June 30, 2025, respectively, related to related party operating leases for properties owned by the former owners. As of June 30, 2024 and 2025, the Company had related party operating lease right of use assets totaling $5.5 million and $4.7 million and operating lease liabilities totaling $5.5 million and $4.7 million, respectively. See Note 12 Operating Leases.
Sponsor Fees and Expenses
The Company incurred sponsor fees and expenses totaling $2.4 million and $15.2 million for the period from Inception to June 30, 2024 and the year ended June 30, 2025, respectively, from our private equity sponsor. As of June 30, 2024 and 2025, the Company owed the private equity sponsor $0.1 million and $11.1 million, respectively.
Revenue from Related Parties
The Company earned revenue from other portfolio companies controlled by our private equity sponsor totaling $0.1 million and $0.6 million for the period from Inception to June 30, 2024 and the year ended June 30, 2025, respectively. As of June 30, 2024 and 2025, the Company had receivables totaling $0.1 million and $0.3 million related due from the portfolio companies, respectively.
Expenses from Related Parties
The Company incurred expenses from other portfolio companies controlled by our private equity sponsor totaling $1.1 million for the year ended June 30, 2025. As of June 30, 2025, the Company had no outstanding payables to the other portfolio companies controlled by our private equity sponsor.